Related Parties - Transactions And Balances With Associated Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash And Other Demand Deposits Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		$ 652	$ 1,410
Results with Associated Company		0	0	$ 0
Loans And Advances Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		8,959,394	6,682,490
Results with Associated Company		4,001,137	4,631,818	6,146,518
Debt Securities At Fair Value Through Profit Or Loss Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		780	7,832
Results with Associated Company		1,739	116,077	108,239
Other Financial Assets Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		203,918	110,938
Results with Associated Company		0	0	504
Deposits Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		1,049,500	1,388,493
Results with Associated Company		141,859	12,780	242,927
Other Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		455	35
Results with Associated Company		4,107	2,053	8,890
Financing Received Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		0	1,338,954
Results with Associated Company		0	19,047	68,943
Derivative Financial Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		0	0
Results with Associated Company		0	86,708	961,434
Debt Securities Issued Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		0	0
Results with Associated Company		0	37,059	105,398
Other Operating Income Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[1]	0	0
Results with Associated Company	[1]	70,727	75,484	106,255
Securities In Custody Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[2]	3,942,537	4,510,133
Results with Associated Company	[2]	0	2,718	3,802
Securities Granted Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	[3]	821	1,092
Results with Associated Company	[3]	0	207	1,179
Guarantees Received Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company		1,013,348	21,440
Results with Associated Company		$ 0	$ 0	$ 0

[1]	Operating leases.
[2]	These balances represent the shares in custody of Banco BBVA Argentina SA held by BBVA and BBV América.
[3]	These balances represent commercial guarantees granted.